Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Feb. 29, 2020	May 31, 2019	May 31, 2018
Property, Plant and Equipment [Line Items]
Total cost	$ 295,503	$ 122,529
Less accumulated depreciation	(42,537)	(5,298)
Net, property plant and equipment	252,966	$ 117,231
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	52,189
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 243,314